Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS:

On January 22, 2024, the Company’s Board of Directors approved a grant of 320,000 RSUs to employees and options to purchase an aggregate of 80,000 Ordinary Shares to service providers under the 2019 Plan.

As of the date these Financial Statements, options to purchase 40,499 Ordinary Shares are vested and 133,329 of the RSUs are vested and their underlying shares were issued immediately after the grant approval.

On February 5, 2024, the Company’s Board of Directors approved a grant of 517,000 RSUs to executives. None of the total amount of RSUs are vested as of the date these Financial Statements.

On February 27, 2024, the Company’s Board of Directors approved the issuance of warrants to purchase up to 220,000 Ordinary Shares to a service provider in connection with certain investor relations services. The warrants have a term of 6 months commencing on May 20, 2024, and an exercise price of $2.25 per share. The warrants will be forfeited in the event the Company terminates the service provider agreement.